1

Wilmington International Fund

PORTFOLIO OF INVESTMENTS¢

July 31, 2023 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 90.1%

AUSTRALIA – 2.8%
ANZ Group Holdings Ltd.	144,733	$2,503,342
BHP Group Ltd.	118,792	3,671,257
Cochlear Ltd.	10,092	1,621,353
Flutter Entertainment PLC*	2,480	493,271
Glencore PLC	173,201	1,052,595
Incitec Pivot Ltd.	691,295	1,402,315
Rio Tinto Ltd.	23,239	1,827,420
Rio Tinto PLC	17,192	1,136,263
Woodside Energy Group Ltd.	43,408	1,107,680

TOTAL AUSTRALIA		$14,815,496

AUSTRIA – 0.1%
Erste Group Bank AG	9,625	363,833
voestalpine AG	9,611	318,075

TOTAL AUSTRIA		$681,908

BELGIUM – 1.3%
Ageas SA	4,060	171,997
Anheuser-Busch InBev SA	29,002	1,659,755
D’ieteren Group	478	83,406
Elia Group SA	254	31,251
Groupe Bruxelles Lambert NV	4,425	357,793
KBC Group NV	15,186	1,142,075
Lotus Bakeries NV	119	952,519
Montea NV	8,410	681,489
Solvay SA	3,446	413,366
UCB SA	1,657	146,697
Umicore SA	10,011	296,311
Warehouses De Pauw	2,385	70,488
Xior Student Housing NV	19,287	601,192

TOTAL BELGIUM		$6,608,339

CHINA – 7.3%
Alibaba Group Holding Ltd.*	205,228	2,565,712
Alibaba Group Holding Ltd., ADR*	17,565	1,794,440
Baozun, Inc., Class A*,#	463,100	774,317
Budweiser Brewing Co. APAC Ltd.	577,900	1,400,494
China Mengniu Dairy Co. Ltd.*	432,000	1,631,307
China Pacific Insurance Group Co. Ltd., Class H	1,055,200	2,827,794
China Petroleum & Chemical Corp., Class H	3,800,000	2,119,530
China Resources Land Ltd.	358,000	1,657,131
China Resources Medical Holdings Co. Ltd.	21,000	17,368
China Tourism Group Duty Free Corp. Ltd., Class H#	34,300	546,678
H World Group Ltd., ADR*	59,516	2,859,149
H World Group Ltd.*	78,700	372,869
Haitian International Holdings Ltd.	696,000	1,733,106
Hollysys Automation Technologies Ltd.*	91,280	1,600,138
Hutchmed China Ltd., ADR*,#	90,280	1,270,240
JD.com, Inc., Class A	79,241	1,623,654

Description	Number of Shares	Value

Meituan, Class B*	83,960	$1,575,010
Prosus NV*	10,205	808,205
Shenzhou International Group Holdings Ltd.	146,000	1,536,024
Tencent Holdings Ltd.	135,400	6,152,888
Wuxi Biologics Cayman, Inc.*	213,500	1,207,267
Yum China Holdings, Inc.	16,818	1,026,234
Yum China Holdings, Inc.	17,800	1,088,692

TOTAL CHINA		$38,188,247

DENMARK – 2.1%
Carlsberg AS, Class B	8,403	1,260,314
Chr Hansen Holding A/S	5,023	379,463
Coloplast A/S, Class B	3,252	404,209
Demant A/S*	20,980	836,736
DSV A/S	5,533	1,107,841
Genmab A/S*	1,212	498,398
Netcompany Group A/S*,#	14,373	667,392
Novo Nordisk A/S, Class B	27,874	4,491,986
Orsted AS	1,389	121,164
ROCKWOOL A/S, Class B	931	250,628
Royal Unibrew A/S	10,689	925,158
Vestas Wind Systems A/S*	5,830	156,249

TOTAL DENMARK		$11,099,538

FINLAND – 0.5%
Elisa OYJ	4,732	246,823
Fortum OYJ	21,840	295,601
Kesko OYJ, Class B	10,725	214,558
Kone OYJ, Class B	782	40,102
Neste OYJ	9,423	346,665
Nokia OYJ	105,001	413,075
Nordea Bank Abp	55,195	624,394
Orion OYJ, Class B	2,637	101,304
Sampo OYJ, Class A	3,311	145,945
UPM-Kymmene OYJ	9,008	298,119

TOTAL FINLAND		$2,726,586

FRANCE – 8.1%
Accor SA	8,048	303,425
Adevinta ASA*	15,666	115,852
Aeroports de Paris	1,580	218,194
Air Liquide SA	5,948	1,068,346
Airbus SE	9,805	1,444,384
Alstom SA	13,359	408,626
AXA SA	35,935	1,105,110
BNP Paribas SA	17,010	1,122,524
Bollore SE	10,661	67,400
Bouygues SA	2,526	90,458
Capgemini SE	873	158,234
Carrefour SA	1,947	38,940
Cie de Saint-Gobain	11,886	803,461
Cie Generale des Etablissements Michelin SCA	18,073	591,568

July 31, 2023 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

Credit Agricole SA	92,800	$1,151,551
Danone SA	23,852	1,456,289
Dassault Systemes SE	14,902	637,121
Edenred	18,065	1,173,475
Engie SA	42,010	688,785
Esker SA	3,980	661,215
EssilorLuxottica SA	5,566	1,119,559
Eurazeo SE	10,431	636,523
Forvia*	46,699	1,171,705
Hermes International	616	1,365,759
ID Logistics Group*	2,393	686,718
Ipsen SA	1,018	128,271
IPSOS	9,664	483,038
Kering SA	310	178,466
Legrand SA	6,377	638,889
L’Oreal SA	4,254	1,979,422
LVMH Moet Hennessy Louis Vuitton SE	6,292	5,867,202
Neoen SA	26,839	882,333
Orange SA	148,735	1,681,785
Pernod Ricard SA	2,337	515,448
Publicis Groupe SA	2,950	238,140
Renault SA	8,859	388,693
Safran SA	6,825	1,132,817
SCOR SE	26,063	778,591
Societe Generale SA	21,316	579,244
Sodexo SA	1,772	181,856
SPIE SA	30,420	912,428
Technip Energies NV	61,997	1,413,075
Thales SA	7,400	1,106,130
TotalEnergies SE	41,531	2,523,356
Veolia Environnement SA	21,025	684,263
Vinci SA	5,029	590,428
Virbac SA	2,103	647,430
Vivendi SA	9,487	84,720
Worldline SA*	8,631	341,917

TOTAL FRANCE		$42,243,164

GERMANY – 5.8%
adidas AG	7,366	1,490,201
Allianz SE	6,711	1,604,139
BASF SE	18,268	979,578
Bayer AG	7,126	416,354
Bayerische Motoren Werke AG	15,768	1,921,971
Beiersdorf AG	1,552	201,017
Commerzbank AG	27,413	327,779
Continental AG	4,365	348,527
Covestro AG*	5,498	295,180
CTS Eventim AG & Co. KGaA	8,466	577,584
Deutsche Bank AG	10,550	116,925
Deutsche Boerse AG	2,909	557,489
Deutsche Lufthansa AG*	26,698	269,415
Deutsche Telekom AG	111,336	2,428,937
DHL Group	10,241	526,066
E.ON SE	56,424	713,749
Evotec SE*	34,311	904,267
Fielmann AG	9,969	512,313
Fresenius Medical Care AG & Co. KGaA	9,912	514,615

Description	Number of Shares	Value

Fresenius SE & Co. KGaA	12,326	$386,651
GEA Group AG	3,347	142,012
Hannover Rueck SE	6,304	1,345,702
Heidelberg Materials AG	3,986	322,998
HelloFresh SE*	12,237	348,608
Henkel AG & Co. KGaA	2,366	165,294
Infineon Technologies AG	26,417	1,161,820
Krones AG	4,997	602,165
LEG Immobilien SE*	1,818	128,649
Mercedes-Benz Group AG	12,183	973,028
Merck KGaA	3,102	545,022
Muenchener Rueckversicherungs AG	4,284	1,613,734
Nemetschek SE	3,772	274,718
New Work SE#	3,074	361,645
Rheinmetall AG	1,040	294,332
RWE AG	14,608	628,486
SAP SE	26,102	3,570,174
Siemens AG	13,183	2,246,390
Symrise AG	1,762	192,531
Telefonica Deutschland Holding AG	76,883	207,190
Vonovia SE	3,637	84,936

TOTAL GERMANY		$30,302,191

HONG KONG – 3.0%
AIA Group Ltd.	521,400	5,174,622
ASM Pacific Technology Ltd.	195,300	1,899,435
Hong Kong Exchanges & Clearing Ltd.	34,800	1,453,774
Johnson Electric Holdings Ltd.	837,600	1,153,473
Prudential PLC	57,927	804,737
Swire Properties Ltd.	731,000	1,827,758
Techtronic Industries Co. Ltd.	271,000	3,059,605

TOTAL HONG KONG		$15,373,404

INDIA – 1.0%
HDFC Bank Ltd.	76,512	5,224,239

INDONESIA – 0.5%
Bank Mandiri Persero Tbk PT	6,762,400	2,567,290

IRELAND – 0.8%
AerCap Holdings NV*	4,905	312,988
Bank of Ireland Group PLC	66,946	706,334
CRH PLC	32,709	1,948,505
Kerry Group PLC, Class A	4,750	471,916
Kingspan Group PLC	5,765	462,719

TOTAL IRELAND		$3,902,462

ITALY – 2.8%
Amplifon SpA	6,445	218,187
Assicurazioni Generali SpA	12,425	264,756
Coca-Cola HBC AG*	3,664	107,774
DiaSorin SpA	5,448	611,287
Enel SpA	231,211	1,594,446
Eni SpA	21,036	321,124
ERG SpA	31,570	907,351
Ferrari NV	2,895	927,542
FinecoBank Banca Fineco SpA	62,275	966,473
Infrastrutture Wireless Italiane SpA	120,100	1,507,350
Intesa Sanpaolo SpA	330,856	956,368

July 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington International Fund (continued)

Description	Number of Shares	Value

Mediobanca Banca di Credito Finanziario SpA	31,442	$418,994
Moncler SpA	3,636	262,734
Nexi SpA*	32,422	280,692
Poste Italiane SpA	17,786	203,282
Prysmian SpA	20,239	806,663
Salvatore Ferragamo SpA#	44,588	726,053
Technoprobe SpA*	102,294	934,644
UniCredit SpA	91,451	2,312,659

TOTAL ITALY		$14,328,379

JAPAN – 18.4%
ADEKA Corp.	72,100	1,458,319
AEON Financial Service Co. Ltd.	86,300	774,040
AGC, Inc.#	26,200	945,863
Air Water, Inc.	80,200	1,127,473
Amano Corp.	64,200	1,456,701
Ariake Japan Co. Ltd.	18,400	670,349
Asahi Group Holdings Ltd.#	22,700	892,746
BIPROGY Inc	32,200	789,015
C Uyemura & Co. Ltd.	7,400	488,947
Chiba Bank Ltd. (The)	144,800	1,016,496
Chubu Electric Power Co., Inc.	109,100	1,366,961
Dai-ichi Life Holdings, Inc.	63,200	1,290,743
Daiseki Co. Ltd.	20,820	700,269
Daiwa House Industry Co. Ltd.	53,900	1,463,198
Denso Corp.	26,200	1,819,718
East Japan Railway Co.	23,000	1,301,929
ENEOS Holdings, Inc.	240,800	872,374
FUJIFILM Holdings Corp.	17,100	991,275
Hisamitsu Pharmaceutical Co., Inc.	41,500	1,324,943
Hitachi Ltd.	32,400	2,117,564
Honda Motor Co. Ltd.	81,400	2,582,211
Ichikoh Industries Ltd.#	153,400	576,874
IHI Corp.	59,800	1,467,835
I-PEX, Inc.#	32,200	301,935
ITOCHU Corp.	42,700	1,725,829
Iwatani Corp.	5,700	304,021
J Front Retailing Co. Ltd.	47,900	465,650
JAC Recruitment Co. Ltd.	51,000	1,011,289
JAFCO Group Co. Ltd.	31,100	406,061
Japan Airlines Co. Ltd.	24,600	531,892
JGC Holdings Corp.	58,900	824,306
JINS Holdings, Inc.	40,000	991,108
JSP Corp.	24,600	325,256
Kamigumi Co. Ltd.	43,500	1,008,421
KH Neochem Co. Ltd.#	57,000	930,735
Kinden Corp.	35,000	482,199
Kumagai Gumi Co. Ltd.	49,300	1,115,847
Kureha Corp.	7,500	447,580
KYB Corp.	18,800	664,703
Kyocera Corp.	19,200	1,031,630
Life Corp.	36,100	904,625
Lion Corp.	123,300	1,178,268
Mabuchi Motor Co. Ltd.	22,900	657,068
Makita Corp.	40,000	1,121,007
Mazda Motor Corp.	49,400	488,045
MISUMI Group, Inc.	27,600	503,344

Description	Number of Shares	Value

Mitsubishi Corp.	37,000	$1,889,467
Mitsubishi Gas Chemical Co., Inc.	36,500	546,095
Mitsubishi UFJ Financial Group, Inc.	388,400	3,128,713
Mitsui Fudosan Co. Ltd.	25,600	525,172
Murata Manufacturing Co. Ltd.	11,800	690,507
Nabtesco Corp.#	30,300	641,078
NEC Networks & System Integration Corp.	84,600	1,114,402
Nippon Steel Corp.	37,700	860,185
Nippon Telegraph & Telephone Corp.	1,332,500	1,525,774
Nitto Boseki Co. Ltd.	84,500	1,647,651
Nittoku Co. Ltd.#	48,000	864,415
Olympus Corp.	86,400	1,406,851
Pacific Industrial Co. Ltd.	69,900	671,166
Pan Pacific International Holdings Corp.	35,000	691,069
Penta-Ocean Construction Co. Ltd.	100,600	545,410
Recruit Holdings Co. Ltd.	2,000	69,349
Renesas Electronics Corp.*	16,000	309,901
Rengo Co. Ltd.	265,200	1,687,967
Resonac Holdings Corp.	18,900	308,811
Rorze Corp.	7,300	570,084
SB Technology Corp.	48,100	873,992
SCREEN Holdings Co. Ltd.	4,700	506,787
Seino Holdings Co. Ltd.	12,500	196,420
Septeni Holdings Co. Ltd.	415,800	1,183,699
Shimamura Co. Ltd.	5,800	574,231
SoftBank Group Corp.	51,900	2,641,970
Sohgo Security Services Co. Ltd.	212,400	1,296,810
Sompo Holdings, Inc.	26,200	1,158,572
Sony Group Corp.	35,600	3,331,909
SUMCO Corp.#	31,500	458,335
Sumitomo Electric Industries Ltd.	56,700	725,365
Sumitomo Metal Mining Co. Ltd.	17,200	594,108
Sumitomo Mitsui Financial Group, Inc.	64,700	3,044,331
Tadano Ltd.	68,900	539,034
Taiyo Yuden Co. Ltd.	21,700	645,822
TDK Corp.	46,200	1,765,644
THK Co. Ltd.#	32,400	647,932
Tokyo Century Corp.	15,200	594,260
Tokyu Fudosan Holdings Corp.	132,700	787,535
Tomy Co. Ltd.	28,700	388,140
Torii Pharmaceutical Co. Ltd.	15,400	390,778
Towa Corp.	60,100	1,130,901
Toyo Suisan Kaisha Ltd.	15,900	658,174
Toyo Tanso Co. Ltd.	15,200	607,936
Toyoda Gosei Co. Ltd.	62,800	1,336,649
Toyota Motor Corp.	166,600	2,794,135
Ulvac, Inc.	13,300	569,806
WingArc1st, Inc.	68,000	1,306,323
Yamato Holdings Co. Ltd.	37,000	692,328

TOTAL JAPAN		$96,052,655

JORDAN – 0.1%
Hikma Pharmaceuticals PLC	14,123	378,626

LUXEMBOURG – 0.0%**
Eurofins Scientific SE	2,600	178,897

MACAO – 0.5%
Galaxy Entertainment Group Ltd.*	336,000	2,438,498

July 31, 2023 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

NETHERLANDS – 4.3%
Aalberts NV	11,683	$527,049
ABN AMRO Bank NV	18,397	312,717
Adyen NV*	118	219,236
Aegon NV	65,543	356,287
Akzo Nobel NV	2,531	216,393
Arcadis NV	20,403	895,081
Argenx SE*	325	163,303
ASM International NV	2,700	1,284,683
ASML Holding NV	6,546	4,694,097
ASR Nederland NV	26,979	1,224,802
EXOR NV	4,080	381,037
Ferrovial SE	15,376	509,544
Heineken Holding NV	1,960	160,657
Heineken NV	14,263	1,397,909
IMCD NV	4,904	743,819
ING Groep NV	140,790	2,055,726
JDE Peet’s NV	4,656	140,473
Koninklijke Ahold Delhaize NV	51,160	1,765,420
Koninklijke Philips NV*	24,056	500,109
NN Group NV	10,151	389,297
Shell PLC	118,322	3,592,736
Universal Music Group NV	11,460	293,964
Wolters Kluwer NV	4,417	554,611

TOTAL NETHERLANDS		$22,378,950

NORWAY – 0.4%
Aker BP ASA	3,442	96,212
DNB Bank ASA	16,877	348,196
Equinor ASA	11,150	339,284
NEL ASA*,#	316,544	430,229
Norsk Hydro ASA	15,183	99,472
Orkla ASA	4,530	35,793
Salmar ASA	2,739	126,558
Telenor ASA	32,988	353,150
TOMRA Systems ASA	27,492	423,432

TOTAL NORWAY		$2,252,326

PHILIPPINES – 0.3%
Ayala Land, Inc.	2,295,700	1,145,238
Converge Information and Communications Technology Solutions, Inc.*	2,982,000	548,351

TOTAL PHILIPPINES		$1,693,589

PORTUGAL – 0.1%
EDP-Energias de Portugal SA	70,399	328,966

SINGAPORE – 1.0%
Oversea-Chinese Banking Corp. Ltd.	337,561	3,376,245
Sea Ltd., ADR*	20,189	1,342,972
STMicroelectronics NV	7,586	405,572

TOTAL SINGAPORE		$5,124,789

SOUTH AFRICA – 0.1%
Anglo American PLC	21,860	671,614

SOUTH KOREA – 2.4%
Delivery Hero SE*	1,636	74,227
LG Chem Ltd.	6,371	3,238,856

Description	Number of Shares	Value

Samsung Electronics Co. Ltd.	170,562	$9,339,997

TOTAL SOUTH KOREA		$12,653,080

SPAIN – 1.7%
Acciona SA	1,384	207,485
ACS Actividades de Construccion y Servicios SA	11,162	390,129
Aena SME SA	300	47,960
Amadeus IT Group SA	16,802	1,204,861
Banco Bilbao Vizcaya Argentaria SA	129,307	1,025,068
Banco Santander SA	329,088	1,332,809
Bankinter SA#	152,252	983,983
Befesa SA#	10,593	405,782
CaixaBank SA	51,716	208,626
Cellnex Telecom SA	2,105	85,959
EDP Renovaveis SA	10,665	203,683
Grifols SA*	24,567	360,602
Iberdrola SA	78,295	977,504
Industria de Diseno Textil SA	24,953	955,041
Redeia Corp. SA	4,982	83,289
Repsol SA	20,679	316,038
Telefonica SA	20,763	88,508

TOTAL SPAIN		$8,877,327

SWEDEN – 2.2%
Alfa Laval AB	3,564	133,366
Alleima AB	3,640	15,799
Assa Abloy AB, Class B	23,431	563,160
Atlas Copco AB, Class A	79,427	1,129,562
Avanza Bank Holding AB#	25,024	566,501
Axfood AB	42,889	1,092,760
Boliden AB	4,830	142,288
Epiroc AB, Class A	25,577	510,500
EQT AB	7,675	183,301
Essity AB, Class B	47,360	1,173,832
Evolution AB	2,344	289,036
Fortnox AB	89,174	547,595
Getinge AB, Class B	5,114	95,295
H & M Hennes & Mauritz AB, Class B	15,844	266,114
Hexagon AB, Class B	45,972	445,247
Holmen AB, Class B	4,433	170,769
Industrivarden AB, Class C	7,754	219,588
Investment AB Latour, Class B	1,529	30,794
Investor AB, Class B	23,976	489,592
L E Lundbergforetagen AB, Class B	5,211	229,600
Nibe Industrier AB, Class B	22,525	202,730
Sagax AB, Class B	4,854	107,857
Securitas AB, Class B	15,037	127,937
Skandinaviska Enskilda Banken AB, Class A	123,692	1,498,795
SKF AB, Class B	5,282	100,658
Svenska Handelsbanken AB, Class A	43,874	385,123
Swedbank AB, Class A	26,902	493,116
Volvo AB, Class B	22,499	495,981

TOTAL SWEDEN		$11,706,896

SWITZERLAND – 4.0%
ABB Ltd.	26,057	1,041,623
Alcon, Inc.	574	48,735

July 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington International Fund (continued)

Description	Number of Shares	Value

Barry Callebaut AG	55	$102,993
Bossard Holding AG, Class A	3,620	844,757
Chocoladefabriken Lindt & Spruengli AG	51	623,428
Cie Financiere Richemont SA, Class A	9,580	1,541,281
Clariant AG*,#	33,690	549,749
Emmi AG	880	861,785
EMS-Chemie Holding AG	156	129,873
Geberit AG	226	127,869
Givaudan SA	69	232,545
Julius Baer Group Ltd.	3,374	238,333
Kuehne + Nagel International AG	434	135,567
Lonza Group AG	1,573	911,278
Novartis AG	43,565	4,549,584
Partners Group Holding AG	534	598,878
Schindler Holding AG	815	188,411
SGS SA	616	59,647
Siegfried Holding AG*	1,206	1,064,179
SIG Group AG*	3,952	105,592
Sika AG	3,065	951,431
Sonova Holding AG	981	272,797
Swatch Group AG – BR (The)	902	287,961
Swatch Group AG (The)	2,251	135,001
Swiss Life Holding AG	820	519,805
Swiss Prime Site AG	1,430	138,400
Swisscom AG	786	505,102
UBS Group AG*	62,727	1,386,461
VAT Group AG	1,042	442,227
Zurich Insurance Group AG	4,947	2,387,131

TOTAL SWITZERLAND		$20,982,423

TAIWAN – 3.2%
MediaTek, Inc.	107,000	2,349,291
Merida Industry Co. Ltd.	308,000	2,121,840
Taiwan Semiconductor Manufacturing Co. Ltd.	692,000	12,441,093

TOTAL TAIWAN		$16,912,224

THAILAND – 0.3%
Kasikornbank PCL	474,100	1,745,217

UNITED KINGDOM – 8.8%
3i Group PLC	14,100	357,743
Allfunds Group PLC	56,394	367,381
Ashtead Group PLC	10,282	760,319
Associated British Foods PLC	16,101	423,596
AstraZeneca PLC	31,453	4,515,252
Aviva PLC	6,772	33,755
BAE Systems PLC	129,760	1,551,037
Barclays PLC	84,828	168,696
Berkeley Group Holdings PLC	6,256	348,925
BP PLC	256,813	1,591,876
British American Tobacco PLC	23,730	796,522
British Land Co. PLC (The)	57,527	249,536
BT Group PLC	28,410	44,481
Bunzl PLC	4,830	179,015
Burberry Group PLC	12,036	343,373
CNH Industrial NV	26,797	386,264
Compass Group PLC	36,018	936,954

Description	Number of Shares	Value

Croda International PLC	15,000	$1,133,840
DCC PLC	5,647	326,916
Diageo PLC	40,427	1,762,691
GB Group PLC	155,215	499,980
Great Portland Estates PLC	103,729	569,224
Halma PLC	10,161	291,577
Hargreaves Lansdown PLC	8,587	93,825
Hill & Smith PLC	58,245	1,179,535
Hiscox Ltd.	38,236	529,467
HSBC Holdings PLC	437,627	3,629,806
Imperial Brands PLC	24,511	578,637
Informa PLC	119,600	1,163,751
InterContinental Hotels Group PLC	4,999	369,274
Intertek Group PLC	24,218	1,355,717
J Sainsbury PLC	104,057	370,444
Just Eat Takeaway.com NV*	3,600	64,661
Kingfisher PLC	102,385	322,839
Land Securities Group PLC	20,999	174,468
Lloyds Banking Group PLC	269,269	155,280
London Stock Exchange Group PLC	3,656	397,031
Marshalls PLC	112,069	386,311
National Grid PLC	48,436	641,184
Pearson PLC	25,663	284,753
Persimmon PLC	20,147	299,667
Reckitt Benckiser Group PLC	5,715	428,179
RELX PLC	36,756	1,235,875
Rentokil Initial PLC	42,708	348,039
Rolls-Royce Holdings PLC*	584,900	1,387,542
Sage Group PLC (The)	17,967	215,961
Schroders PLC	30,689	180,894
Segro PLC	14,905	145,949
Severn Trent PLC	11,772	385,848
Smith & Nephew PLC	102,696	1,561,770
Smiths Group PLC	7,456	162,571
Spirax-Sarco Engineering PLC	5,846	834,649
SSE PLC	14,253	308,305
SSP Group PLC*	341,475	1,102,591
St. James’s Place PLC	19,374	233,718
Standard Chartered PLC	13,521	129,690
Standard Chartered PLC	340,350	3,240,327
Tate & Lyle PLC	1	10
Trustpilot Group PLC*	317,110	356,500
Unilever PLC	43,017	2,313,678
UNITE Group PLC (The)	53,950	674,020
Victrex PLC	28,810	570,868
WPP PLC	36,037	393,849

TOTAL UNITED KINGDOM		$45,846,436

UNITED STATES – 6.2%
CSL Ltd.	17,261	3,113,278
Experian PLC	20,068	774,946
GSK PLC	139,725	2,482,810
Haleon PLC	132,984	573,947
Holcim Ltd.*	27,475	1,909,277
James Hardie Industries PLC, CDI*	113,780	3,323,004
Nestle SA	44,628	5,469,687
QIAGEN NV*	3,024	141,807

July 31, 2023 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

ResMed, Inc., CDI#	70,686	$1,597,220
Roche Holding AG	13,948	4,328,111
Samsonite International SA*	761,386	2,255,192
Sanofi	29,186	3,115,619
Schneider Electric SE	9,740	1,735,307
Stellantis NV	21,208	434,744
Swiss Re AG	6,900	719,236
Tenaris SA	9,413	156,589

TOTAL UNITED STATES		$32,130,774

TOTAL COMMON STOCKS (Cost $373,544,143)		$470,414,530

EXCHANGE-TRADED FUNDS – 1.9%
iShares MSCI China ETF	85,200	4,242,960
iShares Core MSCI Europe ETF	100,000	5,405,000

TOTAL EXCHANGE-TRADED FUNDS (Cost $9,899,078)		$9,647,960

PREFERRED STOCKS – 0.2%

GERMANY – 0.2%
Dr Ing hc F Porsche AG, 0.97%	496	60,643
Henkel AG & Co. KGaA, 2.62%	5,000	385,815
Porsche Automobil Holding SE, 5.08%	3,205	189,515
Sartorius AG, 0.39%	488	201,369

TOTAL PREFERRED STOCKS (Cost $728,809)		$837,342

EQUITY-LINKED WARRANTS – 1.3%

CHINA – 1.3%
(Issuer UBS AG) China Tourism Group Duty Free Corp. Ltd. Strike price $0, Expire 10/23/23*	42,000	739,297
(Issuer UBS AG) LONGi Green Energy Technology Co. Ltd. Strike price $0, Expire 05/20/24*	171,037	714,541
(Issuer UBS AG) Zhejiang Sanhua Intelligent Controls Co. Ltd. Strike price $0, Expire 10/23/23*	311,224	1,213,089
Contemporary Amperex Technology Co. Ltd., Expire 02/12/24*	33,300	1,108,087
Gongniu Group Co. Ltd., Expire 06/25/24*	103,748	1,473,792
Midea Group Co. Ltd., Expire 06/25/24*	203,127	1,686,401

TOTAL EQUITY-LINKED WARRANTS (Cost $7,090,945)		$6,935,207

MONEY MARKET FUND – 5.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.14%^	28,282,641	28,282,641

TOTAL MONEY MARKET FUND (Cost $28,282,641)		$28,282,641

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.8%

REPURCHASE AGREEMENTS – 0.8%
Bank of America Securities, Inc., 5.30%, dated 7/31/23, due 8/01/23, repurchase price $873,782, collateralized by U.S. Government Agency Securities, 2.00% to 6.50%, maturing 5/01/36 to 9/01/61; total market value of $891,126.	$873,653	$873,653
Citigroup Global Markets Ltd., 5.30%, dated 7/31/23, due 8/01/23, repurchase price $873,782, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 2/15/24 to 8/20/67; total market value of $891,126.	873,653	873,653
Deutsche Bank Securities, Inc., 5.30%, dated 7/31/23, due 8/01/23, repurchase price $870,993, collateralized by U.S. Government Agency Securities, 1.00% to 7.00%, maturing 9/01/28 to 8/01/53; total market value of $888,282.	870,865	870,865
HSBC Securities USA, Inc., 5.29%, dated 7/31/23, due 8/01/23, repurchase price $873,781, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 4.08%, maturing 9/05/23 to 11/15/52; total market value of $891,126.	873,653	873,653
RBC Dominion Securities, Inc., 5.30%, dated 7/31/23, due 8/01/23, repurchase price $873,782, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.00%, maturing 10/19/23 to 7/20/53; total market value of $891,126.	873,653	873,653

TOTAL REPURCHASE AGREEMENTS (Cost $4,365,477)		$4,365,477

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (Cost $4,365,477)		$4,365,477

TOTAL INVESTMENTS – 99.7% (Cost $423,911,093)		$520,483,157
COLLATERAL FOR SECURITIES ON LOAN – (0.8%)		(4,365,477)
OTHER ASSETS LESS LIABILITIES – 1.1%		5,895,284

TOTAL NET ASSETS – 100.0%		$522,012,964

 Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

July 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington International Fund (continued)

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Common Stocks

Australia	$14,815,496	$—	$—	$14,815,496

Austria	681,908	—	—	681,908

Belgium	6,608,339	—	—	6,608,339

China	38,188,247	—	—	38,188,247

Denmark	11,099,538	—	—	11,099,538

Finland	2,726,586	—	—	2,726,586

France	42,243,164	—	—	42,243,164

Germany	30,302,191	—	—	30,302,191

Hong Kong	15,373,404	—	—	15,373,404

India	5,224,239	—	—	5,224,239

Indonesia	2,567,290	—	—	2,567,290

Ireland	3,902,462	—	—	3,902,462

Italy	14,328,379	—	—	14,328,379

Japan	96,052,655	—	—	96,052,655

Jordan	378,626	—	—	378,626

Luxembourg	178,897	—	—	178,897

Macao	2,438,498	—	—	2,438,498

Netherlands	22,378,950	—	—	22,378,950

Norway	2,252,326	—	—	2,252,326

Philippines	1,693,589	—	—	1,693,589

Portugal	328,966	—	—	328,966

Singapore	5,124,789	—	—	5,124,789

South Africa	671,614	—	—	671,614

South Korea	12,653,080	—	—	12,653,080

Spain	8,877,327	—	—	8,877,327

Sweden	11,706,896	—	—	11,706,896

Switzerland	20,982,423	—	—	20,982,423

Taiwan	16,912,224	—	—	16,912,224

Thailand	1,745,217	—	—	1,745,217

United Kingdom	45,846,436	—	—	45,846,436

United States	32,130,774	—	—	32,130,774

Exchange-Traded Funds	9,647,960	—	—	9,647,960

Preferred Stocks

Germany	837,342	—	—	837,342

Equity-Linked Warrants

China	—	6,935,207	—	6,935,207

Money Market Fund	28,282,641	—	—	28,282,641

Repurchase Agreements	—	4,365,477	—	4,365,477

Total Investments in Securities	$509,182,473	$11,300,684	$—	$520,483,157

Other Financial Instruments!

Financial Futures Contracts	$660,144	$—	$—	$660,144

Total Assets - Other Financial Instruments	$660,144	$—	$—	$660,144

!	Other financial instruments are derivative instruments, such as financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

¢	Country classifications are based on primary country of risk.

*	Non-income producing security.

#	Security, or a portion thereof, is on loan.

**	Represents less than 0.05%.

July 31, 2023 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (concluded)

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

CDI	CREST Depository Interest

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

SCA	Limited Partnership With Share Capital

SpA	Societa per Azioni

At July 31, 2023, the International Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation	Unrealized (Depreciation)
LONG POSITIONS:
EXCHANGE-TRADED:
MSCI India Index	September 2023	106	$10,114,756	$10,774,900	$660,144	$—
UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$660,144	$—

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

July 31, 2023 (unaudited)